Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 571,285	$ 544,236
Accumulated depreciation	(233,611)	(206,554)
Fixed assets, net	337,674	337,682
Depreciation expenses for fixed assets	25,466	28,225	$ 32,109
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	392,045	366,686
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	132,021	133,451
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	36,649	34,251
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,841	6,609
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 3,729	$ 3,239